Average Annual Total Returns	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Barclays Municipal Managed Money 1-7 Year Bond Index One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Barclays Municipal Managed Money 1-7 Year Bond Index Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Barclays Municipal Managed Money 1-7 Year Bond Index Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Barclays 5 Year Municipal Bond Index One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Barclays 5 Year Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Barclays 5 Year Municipal Bond Index Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Barclays Municipal Managed Money Intermediate (1-17 Year) Bond Index One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Barclays Municipal Managed Money Intermediate (1-17 Year) Bond Index Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Barclays Municipal Managed Money Intermediate (1-17 Year) Bond Index Life of Fund	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Barclays 7 Year Municipal Bond Index One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Barclays 7 Year Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Barclays 7 Year Municipal Bond Index Life of Fund	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A Life of Fund	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C Life of Fund	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Inception Date	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Inception Date	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Life of Fund	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Inception Date	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Bloomberg Barclays 15 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Bloomberg Barclays 15 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Bloomberg Barclays 15 Year Municipal Bond Index Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A Inception Date	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C Inception Date	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I Life of Fund	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I Inception Date	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Barclays 15 Year Municipal Bond Index One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Barclays 15 Year Municipal Bond Index Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Barclays 15 Year Municipal Bond Index Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Barclays 10 Year Municipal Bond Index One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Barclays 10 Year Municipal Bond Index Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Barclays 10 Year Municipal Bond Index Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C Ten Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Barclays Municipal Bond Index One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Barclays Municipal Bond Index Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Barclays Municipal Bond Index Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I Five Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I Ten Years
Total	3.93%	2.41%	2.51%	4.29%	2.81%	3.03%	2.27%	1.58%	1.88%	1.65%	1.38%	1.72%	1.91%	1.42%	1.68%	3.95%	1.51%	1.45%	5.94%	2.51%	2.46%	5.70%	3.69%	4.16%	5.11%	3.46%	3.97%	2.60%	2.58%	3.90%	2.39%	2.51%	3.79%	2.32%	2.39%	3.45%	4.15%	2.47%	3.46%	6.29%	3.51%	4.50%	3.97%	2.74%	2.71%	1.18%	1.91%	2.17%	May 04, 2015	1.17%	1.88%	2.14%	1.19%	1.76%	1.97%	2.68%	1.79%	1.99%	May 04, 2015	4.71%	2.83%	3.05%	May 04, 2015	6.32%	4.72%	5.62%	3.85%	4.38%	4.95%	May 04, 2015	3.40%	4.23%	4.82%	3.24%	3.93%	4.42%	5.59%	4.27%	4.78%	May 04, 2015	7.66%	5.33%	5.84%	May 04, 2015	6.32%	4.72%	5.62%	5.62%	4.04%	4.79%	1.99%	2.87%	5.63%	1.99%	2.87%	5.28%	1.85%	2.64%	4.85%	3.67%	2.79%	5.18%	5.71%	3.82%	6.23%	5.21%	3.90%	4.62%	0.51%	4.00%	6.24%	0.37%	3.86%	6.14%	1.54%	3.81%	5.87%	2.26%	3.94%	5.81%	4.14%	4.95%	6.86%